SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 98.9%
France — 3.4%
49,353	Safran SA	$16,095,208

Germany — 3.1%
47,742	SAP SE	14,598,523

Hong Kong — 1.4%
759,424	AIA Group Ltd.	6,879,200

India — 1.8%
518,088	ICICI Bank Ltd.	8,755,554

Ireland — 2.1%
32,800	Accenture Plc, Class A	9,803,592

Italy — 2.4%
2,017,415	Intesa Sanpaolo SpA	11,621,137

Japan — 4.3%
513,800	Mitsubishi Electric Corp.	11,051,312
161,200	Recruit Holdings Co. Ltd.	9,479,630
		20,530,942
Luxembourg — 0.9%
58,332	Eurofins Scientific SE	4,157,047

Switzerland — 4.0%
188,411	ABB Ltd.	11,291,253
53,700	Galderma Group AG	7,805,601
		19,096,854
Taiwan — 2.4%
49,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,301,851

United Kingdom — 11.1%
235,858	BAE Systems Plc	6,121,196
2,064,169	Haleon Plc	10,609,067
107,613	InterContinental Hotels Group Plc	12,303,953
795,464	National Grid Plc	11,676,348
200,047	Unilever Plc	12,208,120
		52,918,684
United States — 62.0%
78,700	Amazon.com, Inc.*	17,265,993
15,800	AppLovin Corp., Class A*	5,531,264

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
3,200	AutoZone, Inc.*	$11,879,136
11,100	Blackrock, Inc.	11,646,675
78,100	Blackstone, Inc.	11,682,198
39,900	Boeing Co. (The)*	8,360,247
38,700	Broadcom, Inc.	10,667,655
44,700	Cheniere Energy, Inc.	10,885,344
45,800	Chubb Ltd.	13,269,176
113,200	CRH Plc	10,391,760
10,800	Eli Lilly & Co.	8,418,924
32,900	Home Depot, Inc. (The)	12,062,456
72,100	Intercontinental Exchange, Inc.	13,228,187
16,100	Intuit, Inc.	12,680,843
34,900	JPMorgan Chase & Co.	10,117,859
17,700	McKesson Corp.	12,970,206
69,600	Microsoft Corp.	34,619,736
11,700	Netflix, Inc.*	15,667,821
146,700	NVIDIA Corp.	23,177,133
18,900	Packaging Corp. of America	3,561,705
40,100	Procter & Gamble Co. (The)	6,388,732
26,000	Salesforce, Inc.	7,089,940
59,600	Twilio, Inc., Class A*	7,411,856
22,500	UnitedHealth Group, Inc.	7,019,325
73,700	Valero Energy Corp.	9,906,754
		295,900,925
Total Common Stocks		471,659,517
(Cost $397,458,388)
Investment Company — 0.9%
4,167,015	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	4,167,015
Total Investment Company		4,167,015
(Cost $4,167,015)
Total Investments		$475,826,532
(Cost $401,625,403) — 99.8%
Other assets in excess of liabilities — 0.2%		1,034,102
NET ASSETS — 100.0%		$476,860,634

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
2